Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Not Designated as Hedging Instruments
Interest rate swaps, assets	$ 411	$ 11,086
Interest rate swaps, liabilities	2,604	40,867
Total derivatives assets	411	11,086
Total derivatives liabilities	2,604	40,867
Financial instruments - current assets
Derivative Not Designated as Hedging Instruments
Interest rate swaps, assets	0	0
Financial instruments - non-current assets
Derivative Not Designated as Hedging Instruments
Interest rate swaps, assets	411	11,086
Financial instruments - current liabilities
Derivative Not Designated as Hedging Instruments
Interest rate swaps, liabilities	2,604	30,447
Financial instruments - non-current liabilities
Derivative Not Designated as Hedging Instruments
Interest rate swaps, liabilities	$ 0	$ 10,420